Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-41395
Entity Registrant Name	Bright Green Corporation
Entity Central Index Key	0001886799
Entity Tax Identification Number	83-4600841
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	401 E Las Olas Blvd #1400
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(833)
Local Phone Number	658-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BGXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false